Earnings Per Share (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Schedule of Earnings Per Share, Basic and Diluted

Therefore, the weighted average shares used in our EPS calculation assume that the Rice Energy Inc. corporate structure was in place for all periods presented.

	Three Months Ended June 30,		Six Months Ended June 30,
(in thousands, except per share data)	2014	2013	2014	2013
Income (loss) (numerator):
Net income (loss)	$(7,917)	$19,586	$121,538	$12,811

Weighted-average shares (denominator):
Weighted-average number of shares of common stock—basic	128,419,606	83,183,529	121,925,915	72,758,538
Weighted-average number of shares of common stock—diluted	128,819,606	84,855,329	122,255,908	74,430,338

Earnings (loss) per share:

Basic	$(0.06)	$0.24	$1.00	$0.18

Diluted	$(0.06)	$0.23	$0.99	$0.17

The following is a calculation of the basic and diluted weighted-average number of shares of common stock outstanding and EPS for the years ended December 31, 2013, 2012 and 2011:

	Year Ended December 31,
(in thousands, except per share data)	2013	2012	2011
Loss (numerator):
Net loss	$(35,776)	$(19,344)	$(936)

Weighted-average shares (denominator):
Weighted-average number of shares of common stock – basic	80,441,905	57,966,572	39,958,066
Weighted-average number of shares of common stock - diluted	80,441,905	57,966,572	39,958,066

Loss per share:
Basic	$(0.44)	$(0.33)	(0.02)

Diluted	$(0.44)	$(0.33)	(0.02)